Other Net Operating Results	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Other Net Operating Results
27. OTHER NET OPERATING RESULTS

	2023	2022	2021
Result from assignment of areas (1)	-	-	21
Result from sale of assets	-	-	57
Lawsuits	(31)	145	(341)
Insurance	-	-	15
Export Increase Program (2)	149	-	-
Miscellaneous	34	5	16

	152	150	(232)

(1) See Note 34.b). (2) See Note 35.g).